United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/20

Date of Reporting Period: 09/30/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2020

Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Hermes Select Total Return Bond Fund
(formerly, Federated Select Total Return Bond Fund)
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Select Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2019 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Select Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2020, was 4.30% for the Institutional Shares and 3.89% for the Service Shares. The 4.30% total return of the Institutional Shares for the reporting period consisted of 2.74% in taxable dividends and 1.56% of price appreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Aggregate Bond Index (BBAB),1 the Fund’s broad-based securities market index benchmark, returned 6.98% for the same period. The total return of the Morningstar Intermediate Core Bond Funds Average (MICBFA),2 a peer group average for the Fund, was 6.66% for the same period. The Fund’s and the MICBFA’s total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BBAB.
During the reporting period, the Fund’s investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund’s performance relative to the BBAB.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BBAB.
MARKET OVERVIEW
The reporting period started with strong economic growth, low unemployment and buoyant financial markets. The Federal Reserve (the “Fed”) cut the federal funds target rate one time during the last quarter of 2019, which it described as a mid-cycle adjustment. However, during the first quarter of 2020, the global spread of the Covid-19 coronavirus brought about a series of national and regional mobility restrictions and stay-at-home orders while governments attempted to slow the spread of the virus. The resulting drop in economic activity caused a deep contraction in consumer and business spending, and a drop in financial markets, with major stock declines and spread widening in fixed-income credit markets. In the U.S. and many other countries, governments enacted broad fiscal support to substitute for lost wages and business sales. In concert, monetary authorities, including the Fed, acted swiftly to use the full range of their authority to provide economic support and facilitate a return to more orderly financial market functioning.
However, despite the unprecedented support from fiscal and monetary policy, the economic shock caused by the spread of the virus resulted in significant economic dislocation and financial market volatility. In addition, until a vaccine or treatment is available, the spread of the virus continues to hobble a return to normal economic activity for a broad range of areas and industries, most acutely in the leisure and hospitality sector. The long-term
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trend toward online shopping and the decline in store-based retail accelerated dramatically during the period, with multiple retail bankruptcies permanently closing many stores. While the long-term prospects of the leisure and hospitality sector is brighter, the mobility restrictions and consumer fears present significant near-term hurdles for many hotels and restaurants. As a result, while credit spreads for corporate credit have tightened from the wide spreads seen earlier in the period, the commercial real estate market is an area where significant uncertainty remains and credit spreads are stubbornly wide.
Fed policy at the close of the quarter remains extraordinarily accommodative. During the reporting period, the Fed completed and announced the results of its longer-term policy framework review. This review was initiated while economic growth was strong and interest rates were at a cyclical peak. But the focus of the review took on added importance when the Fed was forced to cut rates to its current 0% to 0.25% lower bound. As part of its strategy of forward guidance during periods when the federal funds target rate is at the lower bound, the Fed committed to a new policy framework that sets a goal of 2% average inflation over time. As discussed by several members of the Federal Open Market Committee (FOMC), the goal of 2% average inflation over time means that the Fed will seek to achieve inflation above 2% if inflation has experienced a significant shortfall in the past. This policy is designed to reinforce the accommodative stance of monetary policy and encourage stronger economic growth and higher levels of employment through time. With a lower federal funds target rate and FOMC policy on pause for an extended period, the yield curve steepened somewhat and also shifted down significantly across all maturities.
During the reporting period, 2-year Treasury yields decreased 150 basis points to yield 0.13%, while 10-year Treasury yields decreased 98 basis points to 0.68%.4
Duration
The Fund maintained a longer than benchmark duration for the period when interest rates fell dramatically in the first quarter of 2020. This positioning positively contributed to Fund performance during the period.
The Fund uses derivatives5 as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund uses are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of both futures contracts and options on futures contracts made a positive contribution to Fund performance due to gains on futures contracts and options on futures contracts.
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SECTOR ALLOCATION
As a core strategy, the Fund invests principally in mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) for a significant share of Fund holdings, with significantly larger allocations to both relative to the benchmark. In addition, the benchmark has a large allocation to corporate bonds, a sector where the Fund does not invest, and Treasury securities which is a smaller holding in the Fund relative to the benchmark. During the reporting period, the large allocation to CMBS, including derivatives that gain exposure to the commercial mortgage market, detracted from Fund performance. While there was significant volatility across credit markets during the reporting period, the acute stress on retail business and the leisure and hospitality sector manifested in greater concern about the ability of retail and hotel property owners to make mortgage payments. As a result, the Fund’s investments in CMBS, as well as the Fund’s exposure to the commercial mortgage market through credit-linked derivatives, negatively impacted Fund performance. The Fund’s significant structural overweight position to agency guaranteed MBS positively contributed to Fund performance during the reporting period as agency guaranteed MBS performed well relative to other sectors.6 The Fund’s allocation to asset-backed securities (ABS) contributed positively to Fund performance. Overall, sector allocation had a negative impact on Fund performance compared to the BBAB.
SECURITY SELECTION
During the reporting period, within the CMBS sector, the Fund allocated a higher share of Fund assets to CMBS that were not government guaranteed. The government guaranteed CMBS outperformed CMBS that were not government guaranteed. While security selection with the Fund’s agency MBS holdings was positive, overall, security selection made a negative contribution to Fund performance.
1
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBAB.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MICBFA.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Select Total Return Bond Fund (the “Fund”) from September 30, 2010 to September 30, 2020, compared to the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB),2 Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS)3 and the Morningstar Intermediate Core Bond Funds Average (MICBFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2020
Average Annual Total Returns for the Period Ended 9/30/2020
	1 Year	5 Years	10 Years
Institutional Shares	4.30%	2.92%	2.83%
Service Shares	3.89%	2.59%	2.51%
BBAB	6.98%	4.18%	3.64%
BMBS	4.36%	2.98%	3.01%
MICBFA	6.66%	3.94%	3.49%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBAB, BMBS and the MICBFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2
The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government- related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. Effective November 27, 2019, the BBAB replaced the BMBS as the Fund’s broad-based securities market index to better align with the Fund’s investment strategies. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	47.3%
Asset-Backed Securities	12.7%
U.S. Treasury Securities	12.4%
Agency Risk Transfer Securities	11.3%
Collateralized Mortgage Obligations	9.9%
Non-Agency Commercial Mortgage-Backed Securities	3.7%
U.S. Government Agency Adjustable Rate Mortgages	0.5%
Non-Agency Mortgage-Backed Securities	0.3%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	16.2%
Other Assets and Liabilities—Net[5]	(14.3)%
TOTAL	100.0%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
Derivative contracts may consist of futures, forwards, written options and swaps. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (deprecation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2020
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 47.3%
	Federal Home Loan Mortgage Corporation— 31.9%
$4,341,568	2.500%, 1/1/2050	$4,553,598
3,684,542	2.500%, 4/1/2050	3,865,061
26,671	5.500%, 10/1/2021	27,148
2,363	6.000%, 7/1/2021	2,393
22,046	7.500%, 1/1/2027	24,654
2,323	7.500%, 1/1/2031	2,733
1,285	7.500%, 1/1/2031	1,441
2,112	7.500%, 1/1/2031	2,479
66,277	7.500%, 2/1/2031	78,025
27,918	7.500%, 2/1/2031	32,724
	TOTAL	8,590,256
	Federal National Mortgage Association— 1.2%
24,176	5.000%, 4/1/2036	27,753
157,776	5.500%, 11/1/2035	183,591
49,743	6.000%, 2/1/2026	55,827
2,849	6.000%, 5/1/2036	3,396
466	6.500%, 7/1/2029	534
1,012	6.500%, 5/1/2030	1,152
3,868	6.500%, 2/1/2031	4,471
4,053	6.500%, 4/1/2031	4,691
348	6.500%, 4/1/2031	402
5,651	6.500%, 5/1/2031	6,535
5,157	6.500%, 6/1/2031	5,964
7,249	6.500%, 7/1/2031	8,457
938	6.500%, 8/1/2031	1,070
2,909	7.000%, 4/1/2029	3,381
895	7.000%, 4/1/2029	1,040
4,909	7.000%, 5/1/2029	5,679
2,419	7.000%, 2/1/2030	2,811
2,518	8.000%, 12/1/2026	2,837
	TOTAL	319,591
	Government National Mortgage Association— 0.5%
11,092	5.000%, 1/15/2023	11,292
32,224	5.000%, 7/15/2023	33,537
6,058	7.000%, 10/15/2028	6,901
1,189	7.000%, 12/15/2028	1,358
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Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Government National Mortgage Association— continued
$ 3,637		7.000%, 2/15/2029	$4,050
2,379		7.000%, 6/15/2029	2,730
4,530		8.000%, 10/15/2030	5,276
62,156		8.000%, 11/15/2030	72,946
		TOTAL	138,090
		Uniform Mortgage-Backed Securities, TBA— 13.7%
3,500,000	[1]	2.500%, 10/1/2050	3,672,538
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,392,726)	12,720,475
		ASSET-BACKED SECURITIES— 12.7%
		Auto Receivables— 12.7%
900,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	925,429
500,000		Ford Credit Auto Owner Trust 2020-B, Class B, 1.190%, 1/15/2026	510,248
1,000,000		Ford Credit Auto Owner Trust 2020-B, Class C, 2.040%, 12/15/2026	1,003,596
945,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	963,212
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,344,334)	3,402,485
		U.S. TREASURIES— 12.4%
		U.S. Treasury Bonds— 6.8%
1,500,000		United States Treasury Bond, 2.375%, 11/15/2049	1,833,820
		U.S. Treasury Notes— 5.6%
1,500,000		United States Treasury Note, 0.125%, 5/15/2023	1,499,022
		TOTAL U.S. TREASURIES (IDENTIFIED COST $3,061,864)	3,332,842
		AGENCY RISK TRANSFER SECURITIES— 11.3%
597,077	[2]	FHLMC - STACR, Series 2015-DNA, Class M3, 4.048% (1-month USLIBOR +3.900%), 12/25/2027	606,526
1,000,000	[2]	FHLMC - STACR, Series 2017-DNA3, Class M2, 2.648% (1-month USLIBOR +2.500%), 3/25/2030	1,008,304
664,291	[2]	FNMA - CAS 2016-C04, Series 2016-C04, Class 1M2, 4.398% (1-month USLIBOR +4.250%), 1/25/2029	688,367
814,562		Structured Agency Credit Risk Debt Note, Series 2013-DN2, Class M2, 4.423%, 11/25/2023	742,563
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $3,019,726)	3,045,760
		COLLATERALIZED MORTGAGE OBLIGATIONS— 10.2%
		Federal Home Loan Mortgage Corporation— 9.8%
2,616,197	[2]	REMIC, Series 3114, Class PF, 0.552% (1-month USLIBOR +0.400%), 2/15/2036	2,637,455
		Federal National Mortgage Association— 0.1%
29,774		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	33,243
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Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage-Backed Securities— 0.3%
$ 120,096		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$72,099
5,781		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	3,282
		TOTAL	75,381
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,766,651)	2,746,079
		COMMERCIAL MORTGAGE-BACKED SECURITY— 3.7%
		Non-Agency Commercial Mortgage-Backed Securities— 3.7%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	1,003,935
	[2]	ADJUSTABLE RATE MORTGAGES— 0.5%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
15,781	[2]	2.465%, 7/1/2035	16,486
		Federal National Mortgage Association ARM— 0.4%
58,120	[2]	2.223%, 7/1/2034	60,375
49,142	[2]	3.800%, 2/1/2036	51,784
		TOTAL	112,159
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $122,876)	128,645
		INVESTMENT COMPANY— 16.2%
4,355,056		Federated Hermes Government Obligations Fund, Premier Shares, 0.04%[3] (IDENTIFIED COST $4,355,056)	4,355,056
		TOTAL INVESTMENT IN SECURITIES—114.3% (IDENTIFIED COST $30,093,223)[4]	30,735,277
		OTHER ASSETS AND LIABILITIES - NET—(14.3)%[5]	(3,854,835)
		TOTAL NET ASSETS—100%	$26,880,442
At September 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Long Bond Long Futures	17	$2,996,781	December 2020	$(25,538)
[6]United States Treasury Notes 10-Year Long Futures	20	$2,790,625	December 2020	$2,953
[6]United States Treasury Notes 5-Year Long Futures	30	$3,780,938	December 2020	$3,454
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(19,131)
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At September 30, 2020, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 09/30/2020[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swap:
Morgan Stanley	CMBX.NA. BBB-.11	Sell	3.000%	11/18/2054	2.39%	$3,500,000	$(792,201)	$(97,013)	$(695,188)
Goldman Sachs & Co.	CMBX.NA. BBB-.13 N.A	Sell	3.000%	12/16/2072	2.00%	$3,500,000	$(698,375)	$(1,415,864)	$717,489
TOTAL CREDIT DEFAULT SWAPS							$(1,490,576)	$(1,512,877)	$22,301
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2019	$10,735,789
Purchases at Cost	$50,844,916
Proceeds from Sales	$(57,225,649)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2020	$4,355,056
Shares Held as of 9/30/2020	4,355,056
Dividend Income	$38,470
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1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $30,069,858.
5
Assets, other than investment in securities, less liabilities. See Statement of Assets and
Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of
September 30, 2020.

6	Non-income-producing security.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$12,720,475	$—	$12,720,475
Asset-Backed Securities	—	3,402,485	—	3,402,485
U.S. Treasuries	—	3,332,842	—	3,332,842
Agency Risk Transfer Securities	—	3,045,760	—	3,045,760
Collateralized Mortgage Obligations	—	2,746,079	—	2,746,079
Commercial Mortgage-Backed Security	—	1,003,935	—	1,003,935
Adjustable Rate Mortgages	—	128,645	—	128,645
Investment Company	4,355,056	—	—	4,355,056
TOTAL SECURITIES	$4,355,056	$26,380,221	$—	$30,735,277
Other Financial Instruments:
Assets	$6,407	$—	$—	$6,407
Liabilities
Swap Contracts	—	(1,490,576)	—	(1,490,576)
Futures Contracts	(25,538)	—	—	(25,538)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(19,131)	$(1,490,576)	$—	$(1,509,707)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.63	$9.25	$9.59	$9.82	$9.71
Income From Investment Operations:
Net investment income	0.21[1]	0.26	0.25	0.21	0.28
Net realized and unrealized gain (loss)	0.20	0.39	(0.33)	(0.19)	0.11
Total From Investment Operations	0.41	0.65	(0.08)	0.02	0.39
Less Distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.26)	(0.25)	(0.28)
Net Asset Value, End of Period	$9.78	$9.63	$9.25	$9.59	$9.82
Total Return[2]	4.30%	7.14%	(0.89)%	0.20%	4.04%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.50%	0.51%	0.50%	0.49%
Net investment income	2.15%	2.75%	2.63%	2.21%	2.52%
Expense waiver/reimbursement[4]	0.84%	0.48%	0.24%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,347	$44,841	$90,789	$121,240	$150,636
Portfolio turnover	333%	391%[5]	72%	277%	248%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	203%	186%	18%	63%	57%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.63	$9.25	$9.59	$9.81	$9.71
Income From Investment Operations:
Net investment income	0.17[1]	0.23	0.22	0.18	0.25
Net realized and unrealized gain (loss)	0.20	0.39	(0.33)	(0.18)	0.10
Total From Investment Operations	0.37	0.62	(0.11)	—	0.35
Less Distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.23)	(0.22)	(0.25)
Net Asset Value, End of Period	$9.77	$9.63	$9.25	$9.59	$9.81
Total Return[2]	3.89%	6.82%	(1.19)%	0.00%[3]	3.62%
Ratios to Average Net Assets:
Net expenses[4]	0.66%	0.80%	0.81%	0.81%	0.79%
Net investment income	1.75%	2.46%	2.33%	1.91%	2.25%
Expense waiver/reimbursement[5]	1.11%	0.69%	0.44%	0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,534	$4,540	$7,143	$11,269	$15,236
Portfolio turnover	333%	391%[6]	72%	277%	248%
Portfolio turnover (excluding purchases and sales from dollar- roll transactions)	203%	186%	18%	63%	57%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities September 30, 2020

Assets:
Investment in securities, at value including $4,355,056 of investments in an affiliated holding* (identified cost $30,093,223)	$30,735,277
Due from broker (Note 2)	1,350,050
Income receivable	48,292
Income receivable from an affiliated holding	162
Receivable for shares sold	139
Receivable for periodic payments from swap contracts	3,500
Total Assets	32,137,420
Liabilities:
Payable for investments purchased	3,680,035
Payable for shares redeemed	39,196
Payable for variation margin on futures contracts	23,935
Swaps, at value (upfront payments $1,512,877)	1,490,576
Income distribution payable	9,347
Payable to adviser (Note 5)	2,028
Payable for administrative fee (Note 5)	57
Payable for distribution services fee (Note 5)	188
Payable for other service fees (Notes 2 and 5)	933
Accrued expenses (Note 5)	10,683
Total Liabilities	5,256,978
Net assets for 2,749,434 shares outstanding	$26,880,442
Net Assets Consist of:
Paid-in capital	$28,884,457
Total distributable earnings (loss)	(2,004,015)
Total Net Assets	$26,880,442
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($22,346,704 ÷ 2,285,506 shares outstanding), no par value, 1,000,000,000 shares authorized	$9.78
Service Shares:
Net asset value per share ($4,533,738 ÷ 463,928 shares outstanding), no par value, 1,000,000,000 shares authorized	$9.77

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Operations Year Ended September 30, 2020

Investment Income:
Interest	$932,223
Dividends received from an affiliated holding*	38,470
TOTAL INCOME	970,693
Expenses:
Investment adviser fee (Note 5)	149,810
Administrative fee (Note 5)	30,439
Custodian fees	14,646
Transfer agent fees	28,846
Directors’/Trustees’ fees (Note 5)	2,588
Auditing fees	34,030
Legal fees	8,656
Portfolio accounting fees	107,628
Distribution services fee (Note 5)	11,352
Other service fees (Notes 2 and 5)	11,328
Share registration costs	55,401
Printing and postage	21,387
Miscellaneous (Note 5)	18,458
TOTAL EXPENSES	494,569
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(149,810)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(187,984)
TOTAL WAIVERS AND REIMBURSEMENTS	(337,794)
Net expenses	156,775
Net investment income	813,918
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments	1,428,088
Net realized gain on futures contracts	916,981
Net realized loss on swap contracts	(2,147,007)
Net change in unrealized appreciation of investments	(288,330)
Net change in unrealized appreciation of futures contracts	(19,131)
Net change in unrealized appreciation of swap contracts	22,301
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts	(87,098)
Change in net assets resulting from operations	$726,820

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended September 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$813,918	$1,558,153
Net realized gain (loss)	198,062	(1,292,326)
Net change in unrealized appreciation/depreciation	(285,160)	3,163,981
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	726,820	3,429,808
Distributions to Shareholders:
Institutional Shares	(933,587)	(1,493,391)
Service Shares	(108,043)	(137,238)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,041,630)	(1,630,629)
Share Transactions:
Proceeds from sale of shares	8,452,018	15,883,707
Net asset value of shares issued to shareholders in payment of distributions declared	729,737	966,948
Cost of shares redeemed	(31,367,401)	(67,201,018)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(22,185,646)	(50,350,363)
Change in net assets	(22,500,456)	(48,551,184)
Net Assets:
Beginning of period	49,380,898	97,932,082
End of period	$26,880,442	$49,380,898
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Notes to Financial Statements
September 30, 2020
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Select Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective November 27, 2019, the name of the Fund changed from Federated Mortgage Fund to Federated Select Total Return Bond Fund.
Prior to June 29, 2020, the name of the Trust and Fund was Federated Total Return Series, Inc. and Federated Select Total Return Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
Annual Shareholder Report
19

repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $337,794 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$11,328
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20

For the year ended September 30, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America , the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet
Annual Shareholder Report
21

the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at September 30, 2020, is $7,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $5,653,846. This is based on amounts held as of each month-end throughout the fiscal period.
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22

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,445,174 and $906,897, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2020, the Fund had no outstanding written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $3,462. This is based on amounts held as of each month-end throughout the fiscal period.
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23

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$19,131*
Credit contracts	Swaps, at fair value	1,490,576
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,509,707

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$916,981	$135,195	$1,052,176
Credit contracts	(2,147,007)	—	—	(2,147,007)
TOTAL	$(2,147,007)	$916,981	$135,195	$(1,094,831)

1	The net realized gain on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(19,131)	$(19,131)
Credit contracts	22,301	—	22,301
TOTAL	$22,301	$(19,131)	$3,170
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	777,919	$7,596,156	1,668,175	$15,698,065
Shares issued to shareholders in payment of distributions declared	68,734	662,635	92,825	876,794
Shares redeemed	(3,215,735)	(30,408,263)	(6,920,526)	(64,118,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,369,082)	$(22,149,472)	(5,159,526)	$(47,543,605)
	Year Ended 9/30/2020		Year Ended 9/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	87,500	$855,862	19,725	$185,642
Shares issued to shareholders in payment of distributions declared	6,961	67,102	9,555	90,154
Shares redeemed	(101,917)	(959,138)	(330,293)	(3,082,554)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(7,456)	$(36,174)	(301,013)	$(2,806,758)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,376,538)	$(22,185,646)	(5,460,539)	$(50,350,363)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$1,041,630	$1,630,629
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25

As of September 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$34,059
Net unrealized appreciation	$665,419
Capital loss carryforwards	$(2,703,493)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the mark-to-market of futures contracts and credit default swaps, REMIC adjustment and dollar-roll transactions.
At September 30, 2020, the cost of investments for federal tax purposes was $30,069,858. The net unrealized appreciation of investments for federal tax purposes was $665,419. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $791,899 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,480. The amounts presented are inclusive of derivative contracts.
As of September 30, 2020, the Fund had a capital loss carryforward of $2,703,493 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,703,493	$—	$2,703,493
The Fund used capital loss carryforwards of $437,925 to offset capital gains realized during the year ended September 30, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Prior to June 1, 2020, the Investment Adviser Fee was 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended September 30, 2020, the Adviser voluntarily waived $147,346 of its fee and voluntarily reimbursed $178,927 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2020, the Adviser reimbursed $2,464.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$11,352	$(9,057)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2020, FSC retained $2,295 of fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2020, FSSC received $391 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.33% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the
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referenced share classes were 0.50% and 0.80%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2020, were as follows:
Purchases	$12,651,970
Sales	$13,730,772
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2020, the Fund had no outstanding loans. During the year ended September 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2020, there were no outstanding loans. During the year ended September 30, 2020, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated Hermes Total Return Series, Inc. AND SHAREHOLDERS OF FEDERATED Hermes Select Total Return Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Select Total Return Bond Fund (formerly, Federated Mortgage Fund) (the “Fund”), a portfolio of Federated Hermes Total Return Series, Inc. (formerly, Federated Total Return Series, Inc.), as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 23, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,068.20	$1.76
Service Shares	$1,000	$1,066.70	$3.26
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.30	$1.72
Service Shares	$1,000	$1,021.85	$3.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.34%
Service Shares	0.63%
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Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations:Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in
1990. He was named Chief Investment Officer of Federated Hermes’
taxable fixed-income products in 2004 and also serves as a Senior
Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in
Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Select Total Return Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES SELECT TOTAL RETURN BOND FUND [FORMERLY, FEDERATED MORTGAGE FUND])
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board noted that, effective November 27, 2019, the Fund changed its principal investment strategies and benchmark. The Fund’s former non-fundamental investment policy of investing at least 80% of net assets (plus any borrowings for investment purposes) in mortgage investments changed to allow the Fund to invest at least 80% of net assets (plus any borrowings for investment purposes) in fixed-income securities. In line with this strategy change, the Fund changed its benchmark index from the Bloomberg Barclays U.S. Mortgage Backed Securities Index to the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Index. Although the Board considered information comparing the Fund’s performance to that of the relevant Performance Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser’s performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed
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to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
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Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Select Total Return Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
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addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Select Total Return Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
September 30, 2020

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
(formerly, Federated Ultrashort Bond Fund)
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
(formerly, Federated Total Return Series, Inc.)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Ultrashort Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2019 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2020, was 2.03% for Class A Shares, 2.36% for Institutional Shares, 2.20% for Service Shares and 2.37% for Class R6 Shares.1 The total return of the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the Fund’s primary broad-based securities market benchmark, was 1.81% for the same period. The total return of the ICE BofA 1-Year U.S. Treasury Note Index (BOA1T), 3 the Fund’s secondary index, was 2.37% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),4 a peer group average for the Fund, was 1.66% for the same period. The Fund’s and LUSOFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the BSTGCI or the BOA1T.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BSTGCI were: (a) sector allocation, (b) security selection, (c) duration/yield curve,5 and (d) effect of derivative instruments.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BSTGCI.
Market Overview
The period under review can essentially be split into three distinct sections: (1) the part of the fiscal year from October 2019 until the end of February 2020; (2) an approximate six-week period covering the month of March and the first half of April 2020; and (3) the period from that point forward until the September 30 fiscal year end. The first saw a continuation of tightening credit spreads in a market where levels were already at or near “full” value, with short-term Treasury yields beginning to decline somewhat. The second was the advent of the global coronavirus pandemic, an unabated flight-to-cash and quality, where market yields dropped precipitously, credit spreads reached their widest levels since the global financial crisis (GFC) and market makers were either unwilling or unable to provide liquidity to investors desperate to generate it. The third began near the end of March, with the advent of massive monetary and fiscal support programs by both the Federal Reserve (the “Fed”) and the U.S. Congress, which served to restore some order to an otherwise dysfunctional situation. From the end of March until the end of the reporting period, markets first stabilized, then began to heal, with credit spreads recovering, the massive “flight-to-liquidity” reversing, and market yields falling to their lowest levels since the GFC. With the Fed cutting the Fed funds target rate back to the 0%-0.25% range, during the reporting period, Treasury
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yields quickly followed. The 2-year Treasury Note began the reporting period with a yield of 1.62% and finished the period with a yield of 0.13%. The 5-Year Treasury Note began the period with a yield of 1.55% and finished with a yield of 0.28%. Credit spreads went on a “wild ride,” as evidenced by the option-adjusted spread on the corporate portion of the Fund’s BSTGCI benchmark. This level began the period under review at 0.35%, only to widen massively to 4.40% on March 23, before finishing the period under review at 0.49%. Similarly, the option-adjusted spread on the Bloomberg Barclays Asset-Backed Securities (ABS) Index6 began the period at 0.37% and widened to 3.25% on March 26, before finishing the period at 0.41%.
SECTOR ALLOCATION
As the BOA1T has no sector diversification and the BSTGCI has only limited sector diversification (77% of the index was weighted in government securities at September 30, 2020 versus only 23% in corporate securities, with zero weightings in mortgage-backed securities (MBS)7 and ABS), sector allocations and performance of the Fund are discussed on an absolute basis only, rather than by comparison to the indices. As mentioned above, spreads on credit products tightened for the first five months of the period under review, then widened precipitously during March, only to recover almost fully to February 2020 levels by the end of the fiscal year. The overall effect of these movements on the Fund’s more credit-sensitive portfolio (meaning more income generation capacity) relative to its benchmark allowed it to outperform the BSTGCI. On the other hand, the very large downward movement in Treasury yields meant that it could only equal the return of an all-Treasury index (the BOA1T) despite the Fund’s income advantage. The Fund maintained overweight positions in credit products for the entire period, which, despite all the gyrations in credit spread, led to a situation where sector allocation positive and negative contributors essentially evened out in attribution reporting.
At the end of the reporting period, the Fund had a 49% allocation to ABS (predominantly backed by auto and credit card receivables). These securities performed well overall, finishing the reporting period with only marginally wider spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by increasing the allocation to subordinate8 ABS exposure following the initiation of Fed market support in March, as well as opportunistic, well-structured ABS assets in sectors like student loan and equipment leasing receivables. For the reporting period, the Fund’s allocation to ABS added 124 basis points of gross return. Short duration investment-grade corporate securities (approximately 39% of assets at the end of the reporting period) also performed reasonably well, adding 112 basis points of gross return during the period. Noninvestment-grade exposure (3% of average fund assets) in the form of bank loans and high-yield
Annual Shareholder Report

securities added 3 basis points of gross return during the reporting period, while MBS exposure (6% of total exposure) added 4 basis points of gross return during the reporting period and the Fund’s cash position, which averaged around 4 percent of assets, contributed 3 basis points of gross return.
SECURITY SELECTION
The amount of portfolio alpha (a measure of performance on a risk-adjusted basis) provided by security selection totaled 43 basis points for the reporting period. That said, when considering specific security alpha, it must be remembered that the BSTGCI contains an overwhelming proportion of non-credit (i.e., government) securities, so it is difficult to make a meaningful security contribution analysis since there was little overlap between the security composition of the index and those in which the Fund invests. On an absolute basis, there were no individual securities in the portfolio which generated either a return or loss of more than 3 basis points with the exception of two bonds which subtracted 6 and 4 basis points from return, respectively, when sold to meet redemptions experienced during the period of market distress in March.
Duration
During the first quarter of the reporting period (i.e., until the end of calendar 2019), the Fund’s duration profile was shortened somewhat (from a range of 0.9–1.0 years at the previous fiscal year end, to a range of 0.7–0.8 years), though it was still maintained at a level above that of the BSTGCI. Duration was then extended back to the 0.9–1.0 year range for the remainder of the reporting period, and this long duration relative to that of the BSTGCI allowed the Fund to post a duration-related alpha of 64 basis points for the period. As has been mentioned in previous reports, the Fund is an active user of floating rate securities in order to manage interest rate risk, though these provided a slight detraction from a yield curve positioning standpoint (negative 8 basis points) relative to the BSTGCI, which is comprised almost exclusively of fixed-rate assets. Up until early in the second half of the Fund’s fiscal year, credit-sensitive floating rate securities actually yielded more than securities with longer maturities due to the credit market dislocation of March and April, so a balance was struck between the capital appreciation opportunities offered by longer-dated securities and the higher yield offered by these credit-sensitive floating rate bonds. This advantage was captured in the security selection alpha generated by the Fund.
Annual Shareholder Report

Effect of Derivative9 Instruments
The Fund utilized long (prior to the end of calendar year 2019) and short positions (at the very end of the reporting period) in exchange-traded U.S. Treasury interest rate futures contracts as a means to either extend or reduce duration exposure over and above that created by the Fund’s portfolio of physical securities. Rates fell rapidly in the first half of the period, then remained generally stable over the remainder of the period. On a combined basis, derivative positions contributed 3 basis points of return relative to what Fund performance would have been had these positions not been utilized.
1
The Fund’s R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund’s R6 class, the performance information shown is for the Fund’s Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
2
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
3
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOA1T. During the reporting period the BOA1T changed its name from the ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index to the ICE BofA 1-Year U.S. Treasury Note Index.
4
Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
5
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
6
The Bloomberg Barclays Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
7
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
8
Because subordinated debts are only repayable after senior debts have been paid, they are more risky for the lender of the money than senior debts. The debts may be secured or unsecured. Subordinated loans typically have a lower credit rating, and, therefore, a higher yield than senior debt.
9
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Ultrashort Bond Fund (the “Fund”) from September 30, 2010 to September 30, 2020, compared to the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the ICE BofA Merrill Lynch 1-Year US Treasury Note Index (BOA1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2020
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returnsfor the Period Ended 9/30/2020
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	2.03%	1.65%	1.18%
Institutional Shares	2.36%	2.14%	1.70%
Service Shares	2.20%	1.75%	1.28%
Class R6 Shares[5]	2.37%	2.15%	1.70%
BSTGCI	1.81%	1.54%	0.92%
BOA1T	2.37%	1.54%	0.93%
LUSOFA	1.66%	1.63%	1.12%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. Effective December 1, 2019 the maximum 2.00% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.
2
The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The BOA1T is comprised of a single issue purchased at the beginning of the month and held for a full month. The BOA1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The BOA1T has been adjusted to reflect reinvestment of dividends on securities in the index. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the returns of the funds that currently comprise the category.
5
The Fund’s R6 class commenced operations on May 29, 2019. For the periods prior to the commencement of operations of the Fund’s R6 class, the performance information shown is for the Fund’s Institutional Shares (IS) class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the IS class.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	48.3%
Corporate Bonds	35.2%
Commercial Mortgage-Backed Securities	3.1%
Collateralized Mortgage Obligations	2.7%
Non-Agency Mortgage-Backed Securities	1.6%
Commercial Paper	0.5%
Derivative Contracts[3,4]	0.0%
Mortgage-Backed Securities[4,5]	0.0%
Adjustable Rate Mortgages[4]	0.0%
Cash Equivalents[6]	5.2%
High Yield Bond Portfolio	1.8%
Bank Loan Core Fund	1.9%
Securities Lending Collateral[7]	0.1%
Other Assets and Liabilities—Net[8]	(0.4)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4	Represents less than 0.1%.
5	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2020
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— 48.3%
		Auto Receivables— 22.2%
$ 8,715,828		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	$8,748,652
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	15,357,649
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,380,459
1,499,094		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	1,514,504
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,662,010
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,410,170
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.472% (1-month USLIBOR +0.320%), 5/15/2023	14,772,115
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,432,407
16,175,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	16,234,482
4,336,414		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	4,344,221
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	2,404,472
1,182,670		Canadian Pacer Auto Receivable 2017-1A, Class A4, 2.286%, 1/19/2022	1,185,524
564,090		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	566,727
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,121,308
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,558,694
492,964		Capital One Prime Auto Receivables Trust 2019-1, Class A2, 2.580%, 4/15/2022	495,513
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,216,056
13,184,385		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	13,228,726
6,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	6,076,225
9,500,000		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	9,659,983
5,000,000		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	5,046,091
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,842,990
513,779		Fifth Third Auto Trust 2019-1, Class A2A, 2.660%, 5/16/2022	515,571
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,274,636
10,250,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,253,639
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	$7,158,824
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,582,822
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,763,297
512,765		Ford Credit Auto Owner Trust 2017-C, Class A3, 2.010%, 3/15/2022	515,381
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,865,962
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,995,816
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,743,769
8,000,000		Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	8,025,355
16,000,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,335,634
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	14,018,406
11,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	11,508,679
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,510,360
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,425,642
8,780,000		General Motors 2020-1, Class A, 144A, 0.680%, 8/15/2025	8,810,339
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,449,346
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,437,095
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,675,333
5,948,967	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.296% (1-month USLIBOR +0.140%), 4/20/2022	5,950,052
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,043,935
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,118,902
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,055,523
24,500,000	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.566% (1-month USLIBOR +0.130%), 11/21/2022	24,498,662
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,008,736
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.300%, 6/16/2023	3,019,495
984,966		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	989,004
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,294,111
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,323,666
224,025		GM Financial Securitized Term 2019-2, Class A2A, 2.660%, 6/16/2022	224,593
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,354,400
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	$3,358,442
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,004,784
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,843,442
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,642,446
4,222,196		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	4,277,960
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,782,089
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,133,552
2,335,563		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	2,343,686
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,119,622
3,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,475,277
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,111,219
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,652,594
247,759		Hyundai Auto Receivables Trust 2019-A, Class A2, 2.670%, 12/15/2021	248,640
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,820,155
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,794,995
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,086,208
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,159,848
2,275,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,319,000
4,437,736		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	4,478,081
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,387,472
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,357,477
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,502,934
8,500,000		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	8,519,793
5,000,000	[1]	NextGear Floorplan Master Owner Trust 2017-2A, Class A1, 0.832% (1-month USLIBOR +0.680%), 10/17/2022	5,000,750
7,000,000		NextGear Floorplan Master Owner Trust 2017-2A, Class B, 3.020%, 10/17/2022	7,001,050
17,500,000	[1]	NextGear Floorplan Master Owner Trust 2018-1A, Class A1, 0.792% (1-month USLIBOR +0.640%), 2/15/2023	17,538,320
5,330,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.752% (1-month USLIBOR +0.600%), 10/15/2023	5,335,372
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	$33,511,787
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,668,480
3,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	3,009,592
20,000,000		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.470%, 10/17/2022	20,062,446
4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	4,006,091
285,535		Nissan Auto Receivables Owner Trust 2016-B, Class A4, 1.540%, 10/17/2022	285,578
368,415		Nissan Auto Receivables Owner Trust 2019-A, Class A2A, 2.820%, 1/18/2022	369,824
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.582% (1-month USLIBOR +0.430%), 11/15/2023	20,070,084
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,172,815
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,010,726
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,057,354
3,042,890		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	3,054,047
1,836,854		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	1,846,408
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,591,207
15,500,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	15,916,885
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,181,017
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,210,864
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,109,897
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,473,528
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	1,004,421
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	16,100,058
16,766,065	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 0.496% (1-month USLIBOR +0.340%), 9/20/2022	16,704,228
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,361,370
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,111,005
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	$17,256,074
6,000,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	6,007,491
1,900,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	1,918,714
5,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	5,137,960
31,223		Toyota Auto Receivables Owner Trust 2017-B, Class A3, 1.760%, 7/15/2021	31,284
333,785		Toyota Auto Receivables Owner Trust 2019-A, Class A2A, 2.830%, 10/15/2021	334,886
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	7,144,228
10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	10,031,106
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,630,956
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,262,979
560,713		World Omni Auto Receivables Trust 2019-A, Class A2, 3.020%, 4/15/2022	561,919
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,432,854
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,059,414
6,000,000	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.402% (1-month USLIBOR +0.250%), 7/17/2023	6,011,050
10,000,000		World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	10,026,095
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	5,018,857
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,660,216
4,085,000		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	4,189,747
10,645,000		World Omni Automobile Lease Se 2020-A, Class B, 1.930%, 6/16/2025	10,810,391
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.060%, 5/15/2023	12,789,464
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,632,064
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,154,743
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	5,931,631
1,007,886		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	1,016,711
18,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	18,346,813
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,129,636
6,000,000		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	6,002,357
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	$9,268,185
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,764,680
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,017,185
		TOTAL	1,037,770,573
		Credit Card— 9.0%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.602% (1-month USLIBOR +0.450%), 9/16/2024	8,246,892
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.732% (1-month USLIBOR +0.580%), 2/18/2025	6,701,381
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.472% (1-month USLIBOR +0.320%), 10/15/2025	12,035,570
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.702% (1-month USLIBOR +0.550%), 12/15/2025	10,030,364
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.722% (1-month USLIBOR +0.570%), 2/17/2026	16,674,785
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,652,871
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.742% (1-month USLIBOR +0.590%), 4/15/2026	18,764,292
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,710,515
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.482% (1-month USLIBOR +0.330%), 7/15/2024	15,047,796
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.562% (1-month USLIBOR +0.410%), 1/15/2025	1,204,875
2,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.542% (1-month USLIBOR +0.390%), 5/15/2024	2,004,409
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.644% (1-month USLIBOR +0.490%), 12/7/2023	10,066,445
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.494% (1-month USLIBOR +0.340%), 6/7/2025	18,066,010
4,500,000		Discover Card Execution Note T 2019-A3, Class A, 1.890%, 10/15/2024	4,656,022
6,250,000	[1]	Discover Card Execution Note Trust 2017 - A1, Class A1, 0.642% (1-month USLIBOR +0.490%), 7/15/2024	6,282,989
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.512% (1-month USLIBOR +0.360%), 4/15/2025	14,754,627
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.542% (1-month USLIBOR +0.390%), 3/15/2026	6,263,648
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.522% (1-month USLIBOR +0.370%), 10/16/2023	20,028,466
13,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	13,156,689
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,421,731
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 0.632% (1-month USLIBOR +0.480%), 1/15/2023	$14,024,927
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,047,368
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,785,442
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,249,748
11,800,000	[1]	First National Master Note Trust 2017-2, Class A, 0.592% (1-month USLIBOR +0.440%), 10/16/2023	11,812,578
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.612% (1-month USLIBOR +0.460%), 10/15/2024	7,002,115
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.672% (1-month USLIBOR +0.520%), 7/15/2024	21,598,234
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,788,750
950,000	[1]	Golden Credit Card Trust 2019-1A, Class A, 0.602% (1-month USLIBOR +0.450%), 12/15/2022	951,667
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.502% (1-month USLIBOR +0.350%), 10/15/2023	7,021,090
18,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.646% (1-month USLIBOR +0.490%), 7/21/2024	19,042,981
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,756,582
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,445,970
15,350,000	[1]	Master Credit Card Trust 2019-1A, Class A, 0.636% (1-month USLIBOR +0.480%), 7/21/2022	15,382,494
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 0.546% (1-month USLIBOR +0.390%), 1/21/2023	18,546,017
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 0.690% (1-month USLIBOR +0.540%), 7/18/2023	11,013,266
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	14,968,569
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,439,141
1,800,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 144A, 0.514% (1-month USLIBOR +0.370%), 12/26/2024	1,802,951
4,240,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	4,317,149
13,200,000	[1]	Trillium Credit Card Trust II, Class A, 0.624% (1-month USLIBOR +0.480%), 1/26/2024	13,225,873
		TOTAL	418,993,289
		Equipment Lease— 7.1%
2,367,400		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	2,367,637
744,931		CNH Equipment Trust 2019-A, Class A2, 2.960%, 5/16/2022	747,426
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,587,172
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,786,601
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	5,017,492
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,305,083
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,639,405
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Equipment Lease— continued
$ 4,500,000	Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	$4,639,532
8,000,000	Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	8,237,393
2,454,583	Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	2,473,462
6,000,000	Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,040,292
5,000,000	Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,236,854
4,834,000	Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,840,141
2,350,000	Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,353,212
2,850,000	Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,853,485
7,250,000	Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	7,366,010
2,335,000	DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,370,361
24,000,000	DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	24,186,490
13,251,000	DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,355,251
6,316,000	Great America Leasing Receivables 2017-1, Class B, 2.590%, 1/20/2023	6,340,608
2,850,000	Great America Leasing Receivables 2017-1, Class C, 2.890%, 1/22/2024	2,870,198
3,200,000	Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,207,310
1,247,986	Great America Leasing Receivables 2019-1, Class A2, 2.970%, 6/15/2021	1,251,003
7,500,000	Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,719,285
10,800,000	Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	11,118,755
2,750,000	HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,780,730
11,650,000	HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,792,098
2,750,000	HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,759,034
2,500,000	HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,513,438
8,000,000	HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,124,275
814,721	John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	827,899
352,404	John Deere Owner Trust 2019-A, Class A2, 2.850%, 12/15/2021	353,527
5,250,000	John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	5,262,430
4,579,470	Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	4,628,694
1,750,000	Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,806,619
8,000,000	Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	8,015,142
3,860,654	MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	3,890,971
9,750,000	MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	9,796,572
21,000,000	MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	21,037,115
3,679,000	Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,764,170
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	$2,496,898
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,996,088
370,264		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	371,489
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,998,176
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,239,655
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,477,700
22,500,000		Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	22,508,797
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,232,883
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	5,042,319
34,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 0.652% (1-month USLIBOR +0.500%), 11/15/2022	34,823,903
23,305,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.672% (1-month USLIBOR +0.520%), 7/17/2023	23,372,095
		TOTAL	328,823,175
		Home Equity Loan— 0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.888% (1-month USLIBOR +0.740%), 8/25/2034	24,880
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	24,880
		Manufactured Housing— 0.0%
6,398		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	6,438
		Other— 10.0%
2,878,855		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,890,514
1,335,273		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	1,335,562
4,520,706		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	4,587,749
191,723	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 0.602% (1-month USLIBOR +0.450%), 5/15/2029	192,048
2,122,848	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 0.462% (1-month USLIBOR +0.310%), 11/15/2029	2,126,394
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	3,991,036
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,666,859
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,755,069
4,591,363	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 0.602% (1-month USLIBOR +0.450%), 4/15/2030	4,603,710
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 7,415,558	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.522% (1-month USLIBOR +0.370%), 8/15/2030	$7,476,114
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,609,739
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,070,743
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,082,678
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,272,926
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,907,009
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,116,279
11,060,965		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	11,178,053
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,843,255
1,430,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	1,432,736
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,352,385
1,028,769	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 0.492% (1-month USLIBOR +0.340%), 8/15/2029	1,029,573
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,886,507
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,291,741
5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	5,092,570
5,368,850		Enterprise Fleet Financing LLC 20018-2 A2, Class A2, 3.140%, 2/20/2024	5,431,630
5,119,312		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	5,212,029
7,014,207		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	7,151,397
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,015,183
6,299,944		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	6,421,228
5,200,000		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	5,288,133
3,321,344	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.828% (1-month USLIBOR +0.680%), 10/25/2035	3,300,609
2,063,731	[1]	Navient Student Loan Trust 2019-BA, Class A1, 0.552% (1-month USLIBOR +0.400%), 12/15/2059	2,062,187
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.202% (1-month USLIBOR +1.050%), 12/15/2059	9,043,284
3,613,357		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	3,631,037
6,575,612	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.502% (1-month USLIBOR +0.350%), 11/15/2068	6,593,206
9,973,640	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.902% (1-month USLIBOR +0.750%), 11/15/2068	10,042,816
32,000,000		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	32,212,048
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 0.788% (1-month USLIBOR +0.640%), 5/25/2024	8,515,818
2,625,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 1.098% (1-month USLIBOR +0.950%), 5/25/2024	2,617,894
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class A, 1.098% (1-month USLIBOR +0.950%), 7/25/2025	$9,850,739
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class B, 1.498% (1-month USLIBOR +1.350%), 7/25/2025	5,497,421
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1 A, Class D, 3.048% (1-month USLIBOR +2.900%), 7/25/2025	3,244,866
8,202,000		PFS Financing Corp. 2017-D, Class B, 2.740%, 10/17/2022	8,246,969
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,048,296
8,000,000	[1]	PFS Financing Corp. 2018-E, Class B, 0.832% (1-month USLIBOR +0.680%), 10/17/2022	8,046,529
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.702% (1-month USLIBOR +0.550%), 4/15/2024	11,011,020
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,675,132
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.702% (1-month USLIBOR +0.550%), 9/15/2023	6,033,836
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 0.952% (1-month USLIBOR +0.800%), 9/15/2023	3,103,963
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,015,659
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,153,666
12,500,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	12,603,746
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,005,385
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,907,513
5,057,427		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	5,217,167
8,556,920		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	8,581,671
1,170,418	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.748% (1-month USLIBOR +0.600%), 11/25/2027	1,168,006
2,601		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	2,601
9,374,718	[1]	SMB Private Education Loan Tru 2020-A, Class A1, 0.452% (1-month USLIBOR +0.300%), 3/15/2027	9,399,945
629,406	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.098% (1-month USLIBOR +0.950%), 1/25/2039	633,822
814,878	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.998% (1-month USLIBOR +0.850%), 7/25/2039	817,604
1,573,552	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.848% (1-month USLIBOR +0.700%), 3/26/2040	1,579,716
1,152,379	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.748% (1-month USLIBOR +0.600%), 7/25/2040	1,153,873
1,259,781	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.648% (1-month USLIBOR +0.500%), 11/26/2040	1,253,407
1,124,409	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.498% (1-month USLIBOR +0.350%), 2/25/2042	1,119,617
1,983,353		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	2,000,017
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 1,816,900		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	$1,825,407
1,432,654		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	1,447,264
10,353,833		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	10,486,355
1,071,216		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,084,932
234,161		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.280%, 1/26/2026	235,704
653,818		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	659,342
6,752,638		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	6,865,506
4,764,825		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	4,839,105
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	4,976,282
3,765,796	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.898% (1-month USLIBOR +0.750%), 9/25/2056	3,735,540
9,548,286	[1]	Verizon Owner Trust 2018-1A, Class A1B, 0.416% (1-month USLIBOR +0.260%), 9/20/2022	9,597,957
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,202,316
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,584,630
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,793,740
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,318,909
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.606% (1-month USLIBOR +0.450%), 12/20/2023	4,236,861
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,684,714
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	18,245,793
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	10,365,863
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	17,041,657
		TOTAL	465,929,811
		Rate Reduction Bond— 0.0%
1,254,035		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,290,541
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,233,770,914)	2,252,838,707
		CORPORATE BONDS— 35.2%
		Basic Industry - Chemicals— 0.1%
1,820,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 3.766%, 11/15/2020	1,827,535
3,315,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,321,176
		TOTAL	5,148,711
		Capital Goods - Aerospace & Defense— 0.8%
4,570,000		Boeing Co., Sr. Unsecd. Note, 1.650%, 10/30/2020	4,572,844
1,200,000		Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,215,965
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Aerospace & Defense— continued
$ 5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	$5,268,105
14,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	15,289,235
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	7,384,931
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,621,905
		TOTAL	36,352,985
		Capital Goods - Construction Machinery— 0.4%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,772,482
3,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,009,854
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,399,229
		TOTAL	17,181,565
		Capital Goods - Diversified Manufacturing— 1.5%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,521,109
10,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	10,017,120
20,000,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 0.497% (3-month USLIBOR +0.230%), 8/19/2022	20,018,595
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,078,771
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,558,386
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.753% (3-month USLIBOR +0.450%), 4/5/2023	8,240,621
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,830,376
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,552,254
		TOTAL	68,817,232
		Communications - Cable & Satellite— 0.5%
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.905% (3-month USLIBOR +0.630%), 4/15/2024	20,987,255
		Communications - Media & Entertainment— 0.3%
2,610,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,721,539
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.500%, 10/1/2020	1,210,000
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	572,714
9,675,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.496% (3-month USLIBOR +0.250%), 9/1/2021	9,691,099
		TOTAL	14,195,352
		Communications - Telecom Wireless— 0.7%
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.260% (3-month USLIBOR +0.990%), 1/16/2024	31,071,203
		Communications - Telecom Wirelines— 0.1%
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.237% (3-month USLIBOR +1.000%), 3/16/2022	4,218,465
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— 3.3%
$ 10,000,000	[1,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.466% (3-month USLIBOR +0.210%), 2/12/2021	$10,005,883
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.539% (3-month USLIBOR +0.290%), 12/10/2021	7,005,059
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,042,835
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.706% (3-month USLIBOR +0.450%), 2/22/2021	8,003,273
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,322,355
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.503% (3-month USLIBOR +1.270%), 3/28/2022	3,410,441
1,280,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.343%, 11/2/2020	1,281,600
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,872,893
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,546,754
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.818% (3-month USLIBOR +1.550%), 1/14/2022	9,138,054
5,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	6,150,275
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	14,956,275
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,141,888
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.923% (3-month USLIBOR +0.690%), 9/28/2022	3,890,506
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.156% (3-month USLIBOR +0.890%), 1/13/2022	9,885,923
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.656% (3-month USLIBOR +0.390%), 1/11/2023	5,012,287
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,030,177
16,800,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.378% (3-month USLIBOR +0.125%), 8/13/2021	16,814,923
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.956% (3-month USLIBOR +0.690%), 1/11/2022	5,038,854
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,037,472
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,863,820
		TOTAL	153,451,547
		Consumer Cyclical - Lodging— 0.1%
2,450,000	[1]	Marriott International, Inc., Sr. Unsecd. Note, Series Y, 0.846% (3-month USLIBOR +0.600%), 12/1/2020	2,445,699
		Consumer Cyclical - Retailers— 0.9%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	3,688,230
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— continued
$ 13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 0.961% (3-month USLIBOR +0.720%), 3/9/2021	$13,089,071
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,042,465
1,180,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	1,195,502
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 0.556% (3-month USLIBOR +0.310%), 3/1/2022	18,748,470
		TOTAL	40,763,738
		Consumer Cyclical - Services— 0.2%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,054,802
		Consumer Non-Cyclical - Food/Beverage— 1.1%
5,745,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 0.980% (3-month USLIBOR +0.700%), 11/15/2021	5,745,424
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.282% (3-month USLIBOR +1.010%), 10/17/2023	7,029,344
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,305,207
10,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	10,880,491
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,249,783
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,643,213
		TOTAL	51,853,462
		Consumer Non-Cyclical - Health Care— 0.5%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.279% (3-month USLIBOR +1.030%), 6/6/2022	10,574,959
12,495,000		DH Europe Finance II S.a r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,894,064
		TOTAL	23,469,023
		Consumer Non-Cyclical - Pharmaceuticals— 1.5%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, 144A, 0.896% (3-month USLIBOR +0.650%), 11/21/2022	13,706,285
4,700,000		AstraZeneca PLC, 0.700%, 4/8/2026	4,617,344
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.869% (3-month USLIBOR +0.620%), 6/10/2022	6,548,704
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 0.855% (3-month USLIBOR +0.630%), 6/25/2021	2,004,121
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.260% (3-month USLIBOR +1.010%), 12/15/2023	9,188,814
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.660% (3-month USLIBOR +0.380%), 5/16/2022	501,941
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	5,007,858
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,538,567
7,000,000	[1]	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.740% (3-month USLIBOR +0.520%), 9/29/2023	7,009,339
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	$1,942,411
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,113,784
12,085,000		Royalty Pharma PLC, Unsecd. Note, 144A, 0.750%, 9/2/2023	12,060,684
		TOTAL	71,239,852
		Consumer Non-Cyclical - Products— 0.1%
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,559,245
		Consumer Non-Cyclical - Supermarkets— 0.0%
1,715,000		Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	1,724,577
		Consumer Non-Cyclical - Tobacco— 0.2%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 1.160% (3-month USLIBOR +0.880%), 8/15/2022	10,060,611
		Energy - Independent— 0.3%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.730% (3-month USLIBOR +1.450%), 8/15/2022	11,844,504
		Energy - Integrated— 1.4%
1,910,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	1,976,756
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.107% (3-month USLIBOR +0.870%), 9/16/2021	2,797,285
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.810% (3-month USLIBOR +0.530%), 11/15/2021	10,055,789
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.456% (3-month USLIBOR +0.200%), 8/11/2023	15,003,830
13,700,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,113,592
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	17,997,444
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,459,774
		TOTAL	64,404,470
		Energy - Midstream— 0.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,575,933
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,224,810
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.341% (3-month USLIBOR +1.100%), 9/9/2022	525,029
		TOTAL	13,325,772
		Energy - Refining— 0.7%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.833% (3-month USLIBOR +0.600%), 2/26/2021	6,175,696
24,900,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 1.402% (3-month USLIBOR +1.150%), 9/15/2023	24,825,353
		TOTAL	31,001,049
		Financial Institution - Banking— 12.6%
10,000,000	[1]	American Express Co., 0.901% (3-month USLIBOR +0.650%), 2/27/2023	10,065,240
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 9,125,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	$9,335,459
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,831,463
4,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.740% (3-month USLIBOR +0.460%), 5/17/2021	4,012,661
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.736% (3-month USLIBOR +0.490%), 11/21/2022	13,587,812
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.263% (3-month USLIBOR +1.000%), 4/24/2023	10,101,232
4,065,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	4,094,054
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 0.635% (3-month USLIBOR +0.380%), 1/23/2022	5,004,001
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.451% (3-month USLIBOR +1.180%), 10/21/2022	7,073,992
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,132,015
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,037,815
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.318% (3-month USLIBOR +1.050%), 10/30/2023	5,082,664
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.640% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,015,483
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,338,328
2,700,000		Bank of Nova Scotia, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/8/2021	2,716,588
2,550,000		BNP Paribas SA, Sr. Pfd., Series BKNT, 5.000%, 1/15/2021	2,584,480
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.871% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,955,830
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,047,813
5,800,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	5,893,492
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.418% (3-month USLIBOR +1.150%), 1/30/2023	7,742,831
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 0.606% (3-month USLIBOR +0.350%), 2/12/2021	5,004,919
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,737,396
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.949% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,860,700
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.213% (3-month USLIBOR +0.950%), 7/24/2023	5,037,264
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.318% (3-month USLIBOR +1.070%), 12/8/2021	5,046,735
2,715,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	2,768,870
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.984% (3-month USLIBOR +0.720%), 2/14/2022	2,008,803
3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	4,032,954
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.167% (3-month USLIBOR +0.950%), 3/29/2023	$10,110,437
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 1.078% (3-month USLIBOR +0.830%), 9/6/2021	10,073,244
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.980% (3-month USLIBOR +0.730%), 6/11/2021	8,346,241
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series*, 0.530% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,220,584
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 0.684% (3-month USLIBOR +0.440%), 7/26/2021	5,264,380
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,341,368
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.006% (3-month USLIBOR +0.750%), 2/23/2023	3,011,494
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,883,203
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.270% (3-month USLIBOR +1.000%), 5/18/2024	4,984,021
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,850,058
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,616,057
2,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, Series, 2.488% (3-month USLIBOR +2.240%), 3/8/2021	2,018,019
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,908,092
8,330,000		Intesa Sanpaolo SpA, Sr. Pfd., Series 0000, 6.500%, 2/24/2021	8,503,415
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,345,008
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.985% (3-month USLIBOR +0.730%), 4/23/2024	6,045,289
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.493% (3-month USLIBOR +1.230%), 10/24/2023	5,079,339
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,110,160
3,455,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.550%, 3/1/2021	3,481,014
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,435,973
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.880% (3-month USLIBOR +0.610%), 5/18/2022	7,054,976
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.886% (3-month USLIBOR +0.640%), 12/1/2021	6,501,010
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	9,006,652
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.784% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,312,934
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,859,509
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,280,615
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.783% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,399,365
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	$7,087,296
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.659% (3-month USLIBOR +0.410%), 12/13/2022	30,124,669
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,272,867
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.507% (3-month USLIBOR +0.250%), 1/22/2021	3,002,520
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.744% (3-month USLIBOR +0.500%), 7/27/2022	6,701,741
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,347,525
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.963% (3-month USLIBOR +0.660%), 10/5/2023	5,034,436
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.479% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,031,628
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.632% (3-month USLIBOR +0.360%), 1/17/2023	5,017,740
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,760,019
1,605,000		State Street Corp., Sr. Unsecd. Note, 144A, 2.825%, 3/30/2023	1,661,486
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,992,599
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.680% (3-month USLIBOR +0.430%), 6/11/2021	15,792,120
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.804% (Secured Overnight Financing Rate +0.730%), 3/9/2023	6,050,015
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.841% (3-month USLIBOR +0.590%), 8/2/2022	7,025,218
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,413,492
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.641% (3-month USLIBOR +0.400%), 12/9/2022	10,051,981
14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.269% (3-month USLIBOR +1.025%), 7/26/2021	14,262,086
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.585% (3-month USLIBOR +0.310%), 1/15/2021	15,013,334
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.901% (3-month USLIBOR +0.660%), 9/9/2022	1,612,597
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	5,071,743
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.836% (3-month USLIBOR +0.570%), 1/11/2023	30,487,124
		TOTAL	588,007,587
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Broker/Asset Mgr/Exchange— 0.2%
$ 10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.681% (3-month USLIBOR +0.430%), 11/1/2021	$10,035,859
		Financial Institution - Finance Companies— 0.1%
3,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,554,827
2,120,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,166,369
		TOTAL	5,721,196
		Financial Institution - Insurance - Health— 0.5%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 0.896% (3-month USLIBOR +0.650%), 9/17/2021	14,692,997
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 0.345% (3-month USLIBOR +0.070%), 10/15/2020	10,590,445
		TOTAL	25,283,442
		Financial Institution - Insurance - Life— 1.5%
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,858,073
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.450%, 11/23/2020	6,687,661
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,455,373
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,537,556
4,765,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,929,673
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.659% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,028,183
5,555,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,618,136
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	3,012,237
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,349,000
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 0.568% (3-month USLIBOR +0.320%), 8/6/2021	13,424,914
		TOTAL	71,900,806
		Financial Institution - REIT - Office— 0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,282,382
		Technology— 1.4%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.743% (3-month USLIBOR +0.500%), 2/9/2022	1,039,327
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,143,040
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,714,062
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,403,483
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	6,313,051
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Technology— continued
$ 4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	$4,937,858
11,250,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 0.725% (3-month USLIBOR +0.470%), 11/30/2020	11,259,925
2,670,000		IBM Credit LLC, Sr. Unsecd. Note, 2.650%, 2/5/2021	2,692,019
2,190,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	2,275,982
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.998% (3-month USLIBOR +0.730%), 1/30/2023	5,060,997
		TOTAL	65,839,744
		Transportation - Airlines— 0.3%
14,695,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	15,705,642
		Transportation - Services— 0.3%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,466,928
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,357,828
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	4,924,696
		TOTAL	11,749,452
		Utility - Electric— 2.8%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,554,476
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	5,009,442
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.625% (3-month USLIBOR +0.400%), 6/25/2021	7,017,121
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,127,705
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.776% (3-month USLIBOR +0.530%), 9/15/2023	16,914,482
13,540,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.433% (3-month USLIBOR +0.180%), 2/18/2022	13,538,605
1,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	1,928,100
5,745,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.640% (3-month USLIBOR +0.380%), 7/28/2023	5,749,466
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,256,034
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,835,755
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.472% (3-month USLIBOR +0.250%), 9/28/2023	17,861,388
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,143,780
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	10,032,847
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,645,338
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	$8,572,147
		TOTAL	129,186,686
		Utility - Natural Gas— 0.3%
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,424,956
9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 0.775% (3-month USLIBOR +0.500%), 1/15/2021	9,635,899
		TOTAL	15,060,855
		Utility - Natural Gas Distributor— 0.2%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.569% (3-month USLIBOR +0.350%), 9/14/2023	9,575,373
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,020,205
		TOTAL	10,595,578
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,622,159,029)	1,640,540,348
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 3.1%
		Commercial Mortgage— 3.1%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.402% (1-month USLIBOR +1.250%), 7/15/2035	19,125,326
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.552% (1-month USLIBOR +1.400%), 11/15/2036	28,922,895
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.186% (1-month USLIBOR +1.030%), 12/19/2030	13,632,092
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.506% (1-month USLIBOR +1.350%), 12/19/2030	23,438,085
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	38,149,522
14,980,663	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.941% (1-month USLIBOR +0.790%), 4/10/2046	15,048,661
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.350% (1-month USLIBOR +1.200%), 6/15/2045	5,017,095
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $147,177,816)	143,333,676
		COLLATERALIZED MORTGAGE OBLIGATIONS— 2.7%
		Federal Home Loan Mortgage Corporation— 1.9%
1,417,722	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.552% (1-month USLIBOR +0.400%), 6/15/2034	1,424,797
289,964	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.452% (1-month USLIBOR +0.300%), 4/15/2035	290,574
958,015	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.672% (1-month USLIBOR +0.520%), 12/15/2035	971,817
260,056	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.612% (1-month USLIBOR +0.460%), 2/15/2034	262,829
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 1,054,756	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.562% (1-month USLIBOR +0.410%), 5/15/2036	$1,062,556
422,967	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.541% (1-month USLIBOR +0.380%), 5/15/2036	425,985
225,744	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.637% (1-month USLIBOR +0.485%), 8/15/2035	228,370
79,758	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3191 FE, 0.552% (1-month USLIBOR +0.400%), 7/15/2036	80,386
376,606	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.452% (1-month USLIBOR +0.300%), 9/15/2036	378,473
354,011	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.552% (1-month USLIBOR +0.400%), 7/15/2036	356,651
113,656	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.552% (1-month USLIBOR +0.400%), 7/15/2036	114,688
107,467	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.602% (1-month USLIBOR +0.450%), 7/15/2037	108,360
1,510,154	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.752% (1-month USLIBOR +0.600%), 11/15/2037	1,535,697
1,240,967	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.572% (1-month USLIBOR +0.420%), 11/15/2037	1,252,316
137,156	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.902% (1-month USLIBOR +0.750%), 7/15/2036	139,860
458,493	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.062% (1-month USLIBOR +0.910%), 7/15/2037	469,377
39,398,724	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.602% (1-month USLIBOR +0.450%), 10/25/2049	39,865,997
39,727,233	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.602% (1-month USLIBOR +0.450%), 7/25/2050	40,121,109
		TOTAL	89,089,842
		Federal National Mortgage Association— 0.4%
23,338	[1]	Federal National Mortgage Association REMIC, Series 2009-63 FB, 0.648% (1-month USLIBOR +0.500%), 8/25/2039	23,624
130,900	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.150% (1-month USLIBOR +1.000%), 12/18/2032	134,194
429,625	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.448% (1-month USLIBOR +0.300%), 12/25/2036	431,800
329,015	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.578% (1-month USLIBOR +0.430%), 6/25/2036	332,009
1,487,009	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.548% (1-month USLIBOR +0.400%), 7/25/2036	1,498,313
330,433	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.498% (1-month USLIBOR +0.350%), 8/25/2036	332,501
924,356	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.498% (1-month USLIBOR +0.350%), 9/25/2036	930,998
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 784,450	[1]	Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.368% (1-month USLIBOR +0.220%), 2/25/2046	$774,921
521,232	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.608% (1-month USLIBOR +0.460%), 9/25/2037	527,073
287,306	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.598% (1-month USLIBOR +0.450%), 7/25/2037	290,299
149,966	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.148% (1-month USLIBOR +1.000%), 6/25/2037	154,043
25,773	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.948% (1-month USLIBOR +0.800%), 5/25/2039	25,852
375,876	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.998% (1-month USLIBOR +0.850%), 4/25/2037	385,275
12,835,926	[1]	Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.548% (1-month USLIBOR +0.400%), 7/25/2050	12,941,271
		TOTAL	18,782,173
		Government National Mortgage Association— 0.4%
6,946,831	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.504% (1-month USLIBOR +0.350%), 11/20/2062	6,935,264
5,104,271	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.694% (1-month USLIBOR +0.540%), 7/20/2063	5,115,806
6,267,984	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.704% (1-month USLIBOR +0.550%), 7/20/2063	6,281,468
		TOTAL	18,332,538
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $125,982,959)	126,204,553
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 1.6%
		Non-Agency Mortgage— 1.6%
170,088	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.255% (1-month USLIBOR +1.100%), 11/20/2035	91,848
2,341,360	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 0.697% (3-month USLIBOR +0.470%), 12/19/2059	2,342,957
6,376,963	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.700% (3-month USLIBOR +0.450%), 8/25/2060	6,379,476
3,480,001	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 0.635% (3-month USLIBOR +0.360%), 10/15/2054	3,480,025
124,303	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.068% (1-month USLIBOR +0.920%), 11/25/2034	119,379
190,485	[1]	Impac CMB Trust 2004-9, Class 1A2, 1.028% (1-month USLIBOR +0.880%), 1/25/2035	182,618
5,000,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.676% (3-month USLIBOR +0.420%), 12/22/2069	5,002,580
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,300,555
314,397	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.852% (1-month USLIBOR +0.700%), 11/15/2031	301,129
Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— continued
		Non-Agency Mortgage— continued
$ 30,000,000	[1]	Permanent Master Issuer PLC 2019-1A, Class 1A1, 0.825% (3-month USLIBOR +0.550%), 7/15/2058	$30,070,740
391,195		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	383,129
1,375,463		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,339,773
1,788,614		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,753,358
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.661% (3-month USLIBOR +0.390%), 1/21/2070	13,979,980
383,405	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.089% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	363,614
593,620	[1]	Washington Mutual 2006-AR15, Class 1A, 1.859% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	515,935
343,029	[1]	Washington Mutual 2006-AR17, Class 1A, 1.990% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	294,533
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $76,035,282)	75,901,629
	[4]	COMMERCIAL PAPER— 0.5%
		Financial Institution - Banking— 0.5%
25,000,000		NatWest Markets PLC, 2.009%, 2/1/2021 (IDENTIFIED COST $24,831,729)	24,985,017
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association ARM— 0.0%
684,215		FNMA ARM, 2.005%, 8/1/2033	680,285
604,710		FNMA ARM, 2.567%, 7/1/2034	606,497
87,185		FNMA ARM, 2.571%, 5/1/2040	88,709
43,974		FNMA ARM, 2.844%, 4/1/2030	44,188
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,438,534)	1,419,679
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
362,333		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $383,054)	429,079
		INVESTMENT COMPANIES— 9.0%
9,737,869		Bank Loan Core Fund	90,951,701
3,739,340		Federated Hermes Government Obligations Fund, Premier Shares, 0.04%[5]	3,739,340
240,807,848		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[5]	240,928,252
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
13,516,536	High Yield Bond Portfolio	$82,315,704
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $420,488,340)	417,934,997
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $4,652,267,657)[6]	4,683,587,685
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[7]	(18,555,001)
	TOTAL NET ASSETS—100%	$4,665,032,684
At September 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[8]United States Treasury Notes 5-Year Short Futures	200	$25,206,250	December 2020	$2,657
[8]United States Treasury Notes 2-Year Short Futures	500	$110,480,469	December 2020	$(24,554)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(21,897)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

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Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Affiliates	Value as of 9/30/2019	Purchases at cost	Proceeds from Sales
Federated Hermes Bank Loan Core Fund	$48,641,912	$95,212,842	$(48,750,000)
Federated Hermes Government Obligations Fund*	$5,508,000	$42,403,140	$(44,171,800)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$131,884,015	$2,571,421,014	$(2,462,200,917)
Federated Hermes Mortgage Core Portfolio	$8,846,674	$109,842	$(8,811,219)
Federated Hermes Project and Trade Finance Core Fund	$7,606,804	$181,988	$(7,539,547)
High Yield Bond Portfolio	$67,315,731	$56,299,850	$(37,250,000)
TOTAL OF AFFILIATED TRANSACTIONS	$269,803,136	$2,765,628,676	$(2,608,723,483)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2020	Shares Held as of 9/30/2020	Dividend/ Income
$(276,900)	$(3,876,153)	$90,951,701	9,737,869	$2,712,888
$—	$—	$3,739,340	3,739,340	$—
$(47,771)	$(128,089)	$240,928,252	240,807,848	$1,791,342
$(33,970)	$(111,327)	$—	—	$123,686
$622,998	$(872,243)	$—	—	$187,645
$149,076	$(4,198,953)	$82,315,704	13,516,536	$3,799,125
$413,433	$(9,186,765)	$417,934,997	267,801,593	$8,614,686

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $4,652,289,605.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,252,838,707	$0	$2,252,838,707
Corporate Bonds	—	1,640,540,348	—	1,640,540,348
Commercial Mortgage-Backed Securities	—	143,333,676	—	143,333,676
Collateralized Mortgage Obligations	—	126,204,553	—	126,204,553
Commercial Paper	—	24,985,017	—	24,985,017
Adjustable Rate Mortgages	—	1,419,679	—	1,419,679
Mortgage-Backed Security	—	429,079	—	429,079
Non-Agency Mortgage-Backed Securities	—	75,901,629	—	75,901,629
Investment Companies	417,934,997	—	—	417,934,997
TOTAL SECURITIES	$417,934,997	$4,265,652,688	$0	$4,683,587,685
Other Financial Instruments:[1]
Assets	$2,657	$—	$—	$2,657
Liabilities	(24,554)	—	—	(24,554)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(21,897)	$—	$—	$(21,897)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.16	$9.10	$9.12	$9.12	$9.09
Income From Investment Operations:
Net investment income	0.15[1]	0.19	0.15	0.09	0.06
Net realized and unrealized gain (loss)	0.03	0.06	(0.02)	0.00[2]	0.03
Total From Investment Operations	0.18	0.25	0.13	0.09	0.09
Less Distributions:
Distributions from net investment income	(0.15)	(0.19)	(0.15)	(0.09)	(0.06)
Net Asset Value, End of Period	$9.19	$9.16	$9.10	$9.12	$9.12
Total Return[3]	2.03%	2.79%	1.39%	1.04%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.56%	0.91%	0.91%	0.92%	0.91%
Net investment income	1.65%	2.10%	1.60%	1.02%	0.68%
Expense waiver/reimbursement[5]	0.09%	0.09%	0.12%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$664,369	$318,992	$281,543	$269,004	$270,412
Portfolio turnover	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.15	$9.09	$9.12	$9.11	$9.09
Income From Investment Operations:
Net investment income	0.17[1]	0.24	0.20	0.14	0.11
Net realized and unrealized gain (loss)	0.04	0.06	(0.03)	0.01	0.02
Total From Investment Operations	0.21	0.30	0.17	0.15	0.13
Less Distributions:
Distributions from net investment income	(0.17)	(0.24)	(0.20)	(0.14)	(0.11)
Net Asset Value, End of Period	$9.19	$9.15	$9.09	$9.12	$9.11
Total Return[2]	2.36%	3.36%	1.83%	1.70%	1.48%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.37%	0.37%	0.36%
Net investment income	1.91%	2.65%	2.17%	1.58%	1.23%
Expense waiver/reimbursement[4]	0.09%	0.08%	0.12%	0.13%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,669,765	$3,248,715	$3,237,960	$2,629,099	$2,283,604
Portfolio turnover	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.15	$9.10	$9.12	$9.11	$9.09
Income From Investment Operations:
Net investment income	0.16[1]	0.21	0.16	0.10	0.05
Net realized and unrealized gain (loss)	0.04	0.04	(0.03)	0.01	0.04
Total From Investment Operations	0.20	0.25	0.13	0.11	0.09
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.15)	(0.10)	(0.07)
Net Asset Value, End of Period	$9.19	$9.15	$9.10	$9.12	$9.11
Total Return[2]	2.20%	2.78%	1.49%	1.25%	1.02%
Ratios to Average Net Assets:
Net expenses[3]	0.56%	0.81%	0.82%	0.82%	0.81%
Net investment income	1.80%	2.20%	1.72%	1.09%	0.76%
Expense waiver/reimbursement[4]	0.10%	0.13%	0.15%	0.16%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,458	$74,205	$53,156	$33,431	$58,362
Portfolio turnover	47%	36%	32%	33%	30%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 9/30/2020	Period Ended 9/30/2019[1]
Net Asset Value, Beginning of Period	$9.15	$9.12
Income From Investment Operations:
Net investment income	0.16[2]	0.08
Net realized and unrealized gain (loss)	0.05	0.03
Total From Investment Operations	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.17)	(0.08)
Net Asset Value, End of Period	$9.19	$9.15
Total Return[3]	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%	0.35%[5]
Net investment income	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$313,440	$30,911
Portfolio turnover	47%	36%[7]

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities September 30, 2020

Assets:
Investment in securities, at value including including $3,641,086 of securities loaned $417,934,997 of investment in affiliated holdings* (identified cost $4,652,267,657)	$4,683,587,685
Cash	199
Income receivable	6,885,601
Income receivable from affiliated holdings	739,496
Receivable for shares sold	27,408,238
Receivable for variation margin on futures contracts	369,186
Total Assets	4,718,990,405
Liabilities:
Payable for investments purchased	28,891,540
Payable for shares redeemed	19,526,983
Payable for collateral due to broker for securities lending	3,739,340
Income distribution payable	1,312,269
Payable for investment adviser fee (Note 5)	28,569
Payable for administrative fee (Note 5)	9,905
Payable for other service fees (Notes 2 and 5)	73,798
Accrued expenses (Note 5)	375,317
Total Liabilities	53,957,721
Net assets for 507,715,869 shares outstanding	$4,665,032,684
Net Assets Consist of:
Paid-in capital	$4,670,870,199
Total distributable earnings (loss)	(5,837,515)
Total Net Assets	$4,665,032,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($664,369,163 ÷ 72,281,987 ) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.19
Institutional Shares:
Net asset value per share ($3,669,764,798 ÷ 399,412,558 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.19
Service Shares:
Net asset value per share ($17,458,338 ÷ 1,899,913 ) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.19
Class R6 Shares:
Net asset value per share ($313,440,385 ÷ 34,121,411 ) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.19

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations Year Ended September 30, 2020

Investment Income:
Interest	$83,621,306
Dividends (including $8,614,686 received from affiliated holdings* and net of foreign taxes withheld of $50,488)	8,564,180
Net income on securities loaned	48,360
TOTAL INCOME	92,233,846
Expenses:
Investment adviser fee (Note 5)	12,249,093
Administrative fee (Note 5)	3,201,105
Custodian fees	152,877
Transfer agent fees (Note 2)	1,858,551
Directors’/Trustees’ fees (Note 5)	22,648
Auditing fees	29,340
Legal fees	8,928
Portfolio accounting fees	239,056
Distribution services fee (Note 5)	179,350
Other service fees (Notes 2 and 5)	748,485
Share registration costs	412,847
Printing and postage	93,996
Taxes	101
Miscellaneous (Note 5)	50,043
TOTAL EXPENSES	19,246,420
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,286,180)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,163,773)
TOTAL WAIVERS AND REIMBURSEMENTS	(3,449,953)
Net expenses	15,796,467
Net investment income	76,437,379
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(9,186,765) on sales of investments in affiliated holdings*)	$(17,712,432)
Net realized gain on futures contracts	399,933
Realized gain distribution from affiliated investment company shares	501
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $413,433 on investments in affiliated holdings*)	14,967,845
Net change in unrealized depreciation of futures contracts	612,787
Net realized and unrealized gain (loss) on investments, futures contracts	(1,731,366)
Change in net assets resulting from operations	$74,706,013

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended September 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$76,437,379	$95,559,557
Net realized gain (loss)	(17,311,998)	3,263,504
Net change in unrealized appreciation/depreciation	15,580,632	21,539,008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,706,013	120,362,069
Distributions to Shareholders:
Class A Shares	(7,268,289)	(6,009,912)
Institutional Shares	(64,331,409)	(88,194,148)
Service Shares	(409,824)	(952,712)
Class R6 Shares[1]	(4,195,586)	(200,968)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,205,108)	(95,357,740)
Share Transactions:
Proceeds from sale of shares	4,778,155,479	2,899,039,514
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Ultrashort Bond Fund	200,895,219	—
Net asset value of shares issued to shareholders in payment of distributions declared	56,330,464	67,767,188
Cost of shares redeemed	(4,041,671,741)	(2,891,647,776)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	993,709,421	75,158,926
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Ultrashort Bond Fund	200,895,219	—
Change in net assets	992,210,326	100,163,255
Net Assets:
Beginning of period	3,672,822,358	3,572,659,103
End of period	$4,665,032,684	$3,672,822,358

1	The Fund’s R6 Class commenced operations on May 29, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2020
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
On November 15, 2019, the Fund acquired all of the net assets of PNC Ultrashort Bond Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund’s shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund’s Class A Shares exchanged, a shareholder received 1.092 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Class I Shares exchanged, a shareholder received 1.090 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
21,955,762	$200,895,219	$787,988	$3,800,175,612	$4,001,070,831

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on October 1, 2019, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended September 30, 2020, were as follows:
Net investment income	$77,094,736
Net realized and unrealized loss on investments	(1,656,359)
Net increase in net assets resulting from operations	$75,438,377
Annual Shareholder Report

Prior to June 29, 2020, the name of the Trust and Fund was Federated Total Return Series, Inc. and Federated Ultrashort Bond Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The
Annual Shareholder Report

Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing
Annual Shareholder Report

sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,449,953 is disclosed in Note 2 and Note 5. For the year ended September 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$208,174	$(127,459)
Institutional Shares	1,620,129	(1,025,984)
Class R6 Shares	19,278	—
Service Shares	10,970	(7,159)
TOTAL	$1,858,551	$(1,160,602)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Effective December 1, 2019, the Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively. The Fund’s Class A Shares and Service Shares will not incur or pay such other service fees to exceed 0.15% and 0.10%, respectively, until such time as subsequently approved by the Directors.
Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$716,304
Service Shares	32,181
TOTAL	$748,485
For the year ended September 30, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Annual Shareholder Report

liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America , the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,426,563 and $10,437,440, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2020, the Fund had no outstanding foreign exchange contracts.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for
Annual Shareholder Report

its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of September 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$3,641,086	$3,739,340
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(21,897)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$399,933
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$612,787
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2020		Year Ended 9/30/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	82,800,748	$757,984,671	25,702,990	$234,135,027
Shares issued to shareholders in payment of distributions declared	769,169	7,010,276	637,625	5,809,905
Shares redeemed	(46,121,127)	(420,117,439)	(22,457,502)	(204,406,344)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	37,448,790	$344,877,508	3,883,113	$35,538,588
	Year Ended 9/30/2020		Year Ended 9/30/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	378,173,546	$3,453,051,914	269,029,670	$2,446,829,982
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	21,955,762	200,895,219	—	—
Shares issued to shareholders in payment of distributions declared	4,979,064	45,385,765	6,701,168	61,027,305
Shares redeemed	(360,580,851)	(3,275,167,305)	(276,948,831)	(2,519,871,294)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	44,527,521	$424,165,593	(1,217,993)	$(12,014,007)
Annual Shareholder Report

	Year Ended 9/30/2020		Year Ended 9/30/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,605,360	$14,677,396	18,847,096	$171,807,649
Shares issued to shareholders in payment of distributions declared	43,504	396,754	100,895	919,080
Shares redeemed	(7,855,602)	(71,844,916)	(16,682,435)	(151,963,746)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,206,738)	$(56,770,766)	2,265,556	$20,762,983
	Year Ended 9/30/2020		Year Ended 9/30/2019[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	60,612,197	$552,441,498	5,062,175	$46,266,856
Shares issued to shareholders in payment of distributions declared	388,994	3,537,669	1,191	10,898
Shares redeemed	(30,257,827)	(274,542,081)	(1,685,318)	(15,406,392)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	30,743,364	$281,437,086	3,378,048	$30,871,362
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	106,512,937	$993,709,421	8,308,724	$75,158,926

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from PNC merger adjustments.
For the year ended September 30, 2020, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$5,147,806	$(5,147,806)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income[1]	$76,205,108	$95,357,740

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of September 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$813,035
Net unrealized appreciation	$31,298,080
Capital loss carryforwards	$(37,948,630)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and mark-to-market of futures contracts.
At September 30, 2020, the cost of investments for federal tax purposes was $4,652,289,605. The net unrealized appreciation of investments for federal tax purposes was $31,298,080. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $43,896,811 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,598,731. The amounts presented are inclusive of derivative contracts.
As of September 30, 2020, the Fund had a capital loss carryforward of $37,948,630 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$17,403,273	$20,545,357	$37,948,630
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2020, the Adviser voluntarily waived $2,143,519 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2020, the Adviser reimbursed $142,661.
Annual Shareholder Report

Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. Prior to December 1, 2019, the Plan provided that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$163,495	$—
Service Shares	15,855	(3,171)
TOTAL	$179,350	$(3,171)
Effective December 1, 2019, the fee was eliminated.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2020, FSC retained $122,463 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2020, FSC did not retain sales charges from the sale of the Class A Shares. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Other Service Fees
For the year ended September 30, 2020, FSSC received $5,086 and reimbursed $1,163,773 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2019, the Fee Limits disclosed above for the referenced share classes were 0.91%, 0.36%, 0.81% and 0.35%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended September 30, 2020, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $11,022,895.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2020, were as follows:
Purchases	$2,563,196,919
Sales	$1,692,602,500
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2020, the Fund had no outstanding loans. During the year ended September 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2020, there were no outstanding loans. During the year ended September 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated Hermes Total Return Series, Inc. AND SHAREHOLDERS OF Federated Hermes Ultrashort Bond Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Hermes Ultrashort Bond Fund (formerly, Federated Ultrashort Bond Fund) (the “Fund”), a portfolio of Federated Hermes Total Return Series, Inc. (formerly, Federated Total Return Series, Inc.), as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 23, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,045.60	$2.61
Institutional Shares	$1,000	$1,046.40	$1.84
Service Shares	$1,000	$1,045.90	$2.35
Class R6 Shares	$1,000	$1,046.50	$1.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.45	$2.58
Institutional Shares	$1,000	$1,023.20	$1.82
Service Shares	$1,000	$1,022.70	$2.33
Class R6 Shares	$1,000	$1,023.25	$1.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Corporation comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016
Principal Occupations:Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Chairman and CEO, The Collins Group, Inc.
(a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors,
Director, and Chairman of the Compensation Committee, KLX Energy
Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Director, Member of the Audit Committee, Haverty
Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor of Law, Duquesne University School of
Law; formerly, Dean of the Duquesne University School of Law and
Professor of Law and Interim Dean of the Duquesne University School
of Law; formerly, Associate General Secretary and Director, Office of
Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and
Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign
for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of
Western and Central Pennsylvania; Director, Ireland Institute of
Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director,
Pennsylvania Bar Institute; Director, St. Vincent College; and Director
and Chair, North Catholic High School, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.

Thomas M. O’Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and
Director, The Golisano Children’s Museum of Naples, Florida.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Director Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Senior Vice President for Legal Affairs, General Counsel
and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel,
Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and
Enterprise Risk as well as Senior Counsel of Environment, Health and
Safety, PPG Industries. Ms. Reilly also previously served as Chair of the Risk Management Committee for Holy Ghost Preparatory School,
Philadelphia and Secretary and Chair of the Governance Committee,
Oakland Catholic High School Board of Trustees, Pittsburgh.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CNX Resources
Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and
Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee, and Chair of the Board of
Directors or Trustees, of the Federated Hermes Fund Family; President
and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products,
Inc. (distributor of portable construction heaters); President, Portable
Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in
1990. He was named Chief Investment Officer of Federated Hermes’
taxable fixed-income products in 2004 and also serves as a Senior
Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in
Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Ultrashort Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES ULTRASHORT BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
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though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $100,360

Fiscal year ended 2019 - $101,560

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $4,690

Fiscal year ended 2019- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,648 and $673 respectively. Fiscal year ended 2020- Audit consent for N-14 merger document. Fiscal year ended 2019- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $128,365

Fiscal year ended 2019 - $605,437

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020